SCHEDULE OF SUMMARIZES THE SHARE OPTION ACTIVITY (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Number of options, Beginning balance | shares	12,250,000	10,350,000	8,635,000
Weighted average exercise price, Beginning balance | $ / shares	$ 0.23	$ 0.17	$ 0.14
Number of options ,Options granted | shares	4,100,000	3,661,000	2,365,000
Weighted average exercise price, Options granted | $ / shares	$ 0.05	$ 0.28	$ 0.26
Number of options, Expired | shares	(1,210,000)	(116,000)	(250,000)
Weighted average exercise price, Expired | $ / shares	$ 0.08	$ 0.09	$ 0.17
Number of options, Forfeited | shares	(92,000)
Weighted average exercise price, Forfeited | $ / shares	$ 0.11
Number of options, Exercised | shares		(1,645,000)	(400,000)
Weighted average exercise price, Exercised | $ / shares		$ 0.05	$ 0.11
Number of options, Options outstanding Ending balance | shares	15,048,000	12,250,000	10,350,000
Weighted average exercise price, Options outstanding Ending balance (in Dollars per share) | $ / shares	$ 0.18	$ 0.23	$ 0.17
Number of options, Exercisable | shares	14,023,000	10,269,500	9,132,250
Weighted average exercise price, Exercisable (in Dollars per share) | $ / shares	$ 0.19	$ 0.22	$ 0.17